SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of estimated useful life for the intangible assets (Details)	Dec. 31, 2025
Operating license intangibles
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization period	20 years
Favorable leases | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization period	12 years
Favorable leases | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization period	17 years
Customer relationship intangibles | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization period	5 years
Customer relationship intangibles | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization period	16 years
Operating lease intangibles | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization period	9 years
Operating lease intangibles | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization period	16 years
Software | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization period	3 years
Software | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization period	5 years
Technology
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization period	10 years